Investments Investment Portfolio by Major Security Type (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Available-for-sale securities, at fair value:
Cost	$ 77,741	$ 64,232
Gross Unrealized Gains	145	312
Gross Unrealized Losses	(1,935)	(2,347)
Net Holding Period Gains (Losses)	(4)	(29)
Fair Value	$ 75,947	$ 62,168
% of Total Fair Value	94.60%	94.20%
Equity securities, at fair value:
Cost	$ 1,501	$ 1,683
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Net Holding Period Gains (Losses)	2,802	2,148
Fair Value	$ 4,303	$ 3,831
% of Total Fair Value	5.40%	5.80%
Debt and Equity Securities, at Fair Value
Cost	$ 79,242	$ 65,915
Gross Unrealized Gains	145	312
Gross Unrealized Losses	(1,935)	(2,347)
Net Holding Period Gains (Losses)	2,798	2,119
Fair Value	$ 80,250	$ 65,999
% of Total Fair Value	100.00%	100.00%
Other receivable from broker-dealer and clearing organization	$ 125	$ 46
Securities held in consolidated non-insurance subsidiary	6,200	4,200
Nonredeemable preferred stocks
Equity securities, at fair value:
Cost	756	977
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Net Holding Period Gains (Losses)	(28)	(75)
Fair Value	$ 728	$ 902
% of Total Fair Value	0.90%	1.40%
Common equities
Equity securities, at fair value:
Cost	$ 745	$ 706
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Net Holding Period Gains (Losses)	2,830	2,223
Fair Value	$ 3,575	$ 2,929
% of Total Fair Value	4.50%	4.40%
Fixed maturities
Available-for-sale securities, at fair value:
Cost	$ 77,126	$ 62,442
Gross Unrealized Gains	145	312
Gross Unrealized Losses	(1,935)	(2,347)
Net Holding Period Gains (Losses)	(4)	(29)
Fair Value	$ 75,332	$ 60,378
% of Total Fair Value	93.90%	91.50%
Fixed maturities | U.S. government obligations
Available-for-sale securities, at fair value:
Cost	$ 47,103	$ 37,823
Gross Unrealized Gains	36	204
Gross Unrealized Losses	(1,151)	(1,158)
Net Holding Period Gains (Losses)	0	0
Fair Value	$ 45,988	$ 36,869
% of Total Fair Value	57.30%	55.90%
Fixed maturities | State and local government obligations
Available-for-sale securities, at fair value:
Cost	$ 2,893	$ 2,338
Gross Unrealized Gains	2	3
Gross Unrealized Losses	(117)	(138)
Net Holding Period Gains (Losses)	0	0
Fair Value	$ 2,778	$ 2,203
% of Total Fair Value	3.50%	3.30%
Fixed maturities | Foreign government obligations
Available-for-sale securities, at fair value:
Cost	$ 16	$ 17
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	(1)
Net Holding Period Gains (Losses)	0	0
Fair Value	$ 16	$ 16
% of Total Fair Value	0.00%	0.10%
Fixed maturities | Corporate and other debt securities
Available-for-sale securities, at fair value:
Cost	$ 14,111	$ 11,634
Gross Unrealized Gains	65	87
Gross Unrealized Losses	(215)	(335)
Net Holding Period Gains (Losses)	(7)	(28)
Fair Value	$ 13,954	$ 11,358
% of Total Fair Value	17.40%	17.20%
Fixed maturities | Residential mortgage-backed securities
Available-for-sale securities, at fair value:
Cost	$ 1,600	$ 427
Gross Unrealized Gains	9	0
Gross Unrealized Losses	(11)	(10)
Net Holding Period Gains (Losses)	3	0
Fair Value	$ 1,601	$ 417
% of Total Fair Value	2.00%	0.60%
Fixed maturities | Commercial mortgage-backed securities
Available-for-sale securities, at fair value:
Cost	$ 4,721	$ 4,536
Gross Unrealized Gains	7	2
Gross Unrealized Losses	(376)	(598)
Net Holding Period Gains (Losses)	0	0
Fair Value	$ 4,352	$ 3,940
% of Total Fair Value	5.40%	6.00%
Fixed maturities | Other asset-backed securities
Available-for-sale securities, at fair value:
Cost	$ 6,682	$ 5,667
Gross Unrealized Gains	26	16
Gross Unrealized Losses	(65)	(107)
Net Holding Period Gains (Losses)	0	(1)
Fair Value	$ 6,643	$ 5,575
% of Total Fair Value	8.30%	8.40%
Short-term investments
Available-for-sale securities, at fair value:
Cost	$ 615	$ 1,790
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Net Holding Period Gains (Losses)	0	0
Fair Value	$ 615	$ 1,790
% of Total Fair Value	0.70%	2.70%